COMMON STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
COMMON STOCK
COMMON STOCK

NOTE 10. COMMON STOCK

The Company’s common stock transactions for the three months ended March 31, 2026, consist of the following:

The Company issued 920,324 shares of common stock upon exercise of warrants.

The Company’s common stock transactions for the three months ended March 31, 2025, consist of the following:

The Company issued 579,219 shares of common stock upon exercise of warrants.

NOTE 10. COMMON STOCK

The Company’s common stock transactions for the year ended December 31, 2025 consisted of the following:

The Company issued 370,000 shares of common stock in connection with the 2025 PIPE Offering (see Note 12)

The Company issued 579,219 shares of common stock upon exercise of warrants.

The Company issued an additional 110 shares of common stock in connection with rounding provisions of the 1-for-10 reverse stock split effective on Nasdaq on April 4, 2025.

The Company’s common stock transactions for the year ended December 31, 2024 consisted of the following:

The Company issued 105 shares of common stock for RSUs vested during 2024.

The Company issued 5,214 shares of common stock upon conversion of a portion of the Convertible Notes issued in the 2023 Debt Offering.

The Company issued 358 shares of common stock in connection with the rounding provisions of the 1-for-110 reverse stock split effective on Nasdaq on October 2, 2024.

The Company issued 41,469 shares of common shares in connection with the 2024 PIPE Offering (see Note 12).

The Company issued 872,874 shares of common stock upon exercise of warrants during 2024.